Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 1,235,528	$ (15,014)	$ (29,068)
Income and expenses not involving cash flows:
Depreciation	332	545	835
Unrealized (income) on digital assets	(363,191)
Income from changes in fair value of digital assets purchase option	(1,268,084)
Capital gain on sale of property and equipment	(1)	(82)	(20)
(Income) on bank deposits	(536)	(558)	(343)
(Income) loss on assets and liabilities classified as held for sale	29	957	4,244
Non-cash operating lease expenses	263	297	696
Share-based compensation	1,783	2,065	1,951
Deferred taxes	382,646
Changes in operating assets and liability items:
(Decrease) Increase in prepaid expenses and other receivables	(3,051)	433	608
Increase (decrease) in accounts payable trade	2,997	(16)	(1,121)
Increase (decrease) in accrued expenses and other liabilities	1,075	(1,044)	(350)
Decrease in liability classified as held for sale		(327)	(101)
Operating lease liabilities	(206)	(264)	(854)
Net cash used in operating activities	(10,416)	(13,008)	(23,523)
Cash flows from investing activities
Purchase of property and equipment	(68)	(103)	(236)
Proceeds from sale of property and equipment	1	184	133
Proceeds from sale of assets and liabilities classified as held for sale	1,374	2,109
Investment in short-term interest-bearing bank deposits	(24,497)	(32,370)	(26,166)
Release of short-term interest-bearing bank deposits	41,367	39,239	301
Purchase of digital assets	(19,500)
Net cash (used in) provided by investing activities	(1,323)	9,059	(25,968)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	10,381	6,452	360
Proceeds from exercise of warrants		2
Proceeds from exercise of options
Net cash provided by financing activities	10,381	6,454	360
(Decrease) increase in cash, cash equivalents and restricted cash	(1,358)	2,505	(49,131)
Cash, cash equivalents and restricted cash - beginning of year	3,731	1,226	50,357
Cash, cash equivalents and restricted cash - end of year	2,373	3,731	1,226
Non-cash investing and financing transactions:
Issuance of shares and warrants for USDT digital assets	202,500
Digital assets purchase option	461,167
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 1,141	$ 1,475	$ 1,565